UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (check only one):    [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lens Investment Management LLC
Address:   45 Exchange Street
           Portland, Maine 04101


13F File Number: 98-071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen C. Lowell
Title:   Chief Operating Officer
Phone:   (207)775-4296

Signature, Place, and Date of Signing:

/s/ Karen C. Lowell             Portland, Maine
---------------------------     April, 1999

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name

28-____________   _______________________________________

28-____________   _______________________________________

28-____________   _______________________________________

         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1
                                           ----------

Form 13F Information Table Entry Total:            7
                                           ----------

Form 13F Information Table Value Total:     $ 50,571
                                           ----------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.               13F File Number           Name
---               ---------------           ----

1                 28-6420                   Soros Fund Management LLC

                           FORM 13F INFORMATION TABLE

------------------------ --------------- ------------ ---------- --------------------- ------------ --------------- ----------------
COLUMN 1                 COLUMN 2        COLUMN 3     Column 4   Column 5              Column 6     Column 7        Column 8
Name of Issuer           Title of Class  Cusip        Value      Shares (Sh) or        Investment   Other Managers  Voting Authority
                                                      (x$1000)   Prin Amt (Prn) and    Discretion                   Sole/Shared/None
                                                                 Put/Call
------------------------ --------------- ------------ ---------- --------------------- ------------ --------------- ----------------
ASHLAND INC              COM             044204 10 5  4974       121510 SH             SOLE                         SOLE
------------------------ --------------- ------------ ---------- --------------------- ------------ --------------- ----------------
JUNO LTG INC             COM             482047 10 7  10045      447700 SH             DEFINED      28-6420         SOLE
------------------------ --------------- ------------ ---------- --------------------- ------------ --------------- ----------------
JUNO LTG INC             COM             482047 10 7  10542      469837 SH             SOLE                         SOLE
------------------------ --------------- ------------ ---------- --------------------- ------------ --------------- ----------------
PHARMACIA & UPJOHN INC.  COM             716941 10 9  6653       106667 SH             SOLE                         SOLE
------------------------ --------------- ------------ ---------- --------------------- ------------ --------------- ----------------
TEMPLE INLAND INC        COM             879868 10 7  8296       132200 SH             SOLE                         SOLE
------------------------ --------------- ------------ ---------- --------------------- ------------ --------------- ----------------
THERMOELECTRON           COM             883556 10 2  3433       253122 SH             SOLE                         SOLE
------------------------ --------------- ------------ ---------- --------------------- ------------ --------------- ----------------
SENSORMATIC ELECTRONICS  COM             817265 10 1  6628       697655 SH             SOLE                         SOLE
------------------------ --------------- ------------ ---------- --------------------- ------------ --------------- ----------------
